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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08216

PIMCO Strategic Global Government Fund, Inc.

(Exact name of registrant as specified in charter)

1633 Broadway,

New York, New York 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: January 31, 2012

Date of reporting period: October 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2011 (unaudited)

Principal Amount (000s)			Value*
U.S. GOVERNMENT AGENCY SECURITIES—180.7%
Fannie Mae—141.2%
	$223	2.19%, 12/1/30, FRN, MBS (k)	$224,202
	20	2.308%, 9/1/28, FRN, MBS	21,050
	2	2.325%, 4/1/30, FRN, MBS	2,137
	29	2.515%, 2/1/27, FRN, MBS (k)	31,113
	140	2.525%, 3/1/32, FRN, MBS (k)	139,748
	89	2.534%, 12/1/28, FRN, MBS (k)	94,081
	70	2.536%, 11/1/27, FRN, MBS (k)	73,666
	9	2.54%, 2/1/32, FRN, MBS	9,201
	81	2.75%, 3/1/31, FRN, MBS (k)	85,069
	105	2.847%, 12/1/25, FRN, MBS (k)	110,481
	64,000	4.00%, MBS, TBA (e)	66,549,997
	442	4.25%, 11/25/24, CMO (k)	499,930
	11	4.25%, 3/25/33, CMO	11,495
	4,443	4.50%, 7/25/40, CMO (k)	4,657,993
	153,000	4.50%, MBS, TBA (e)	161,797,500
	11	5.00%, 12/1/18, MBS	11,691
	29,974	5.00%, 1/25/38, CMO (k)	33,055,249
	26	5.50%, 8/25/14, CMO	25,763
	16	5.50%, 12/25/16, CMO	17,455
	108	5.50%, 7/25/24, CMO (k)	114,619
	15,578	5.50%, 11/25/32, CMO (k)	17,559,946
	2,492	5.50%, 6/1/33, MBS (k)	2,721,108
	685	5.50%, 7/1/33, MBS (k)	747,715
	8	5.50%, 9/1/33, MBS	9,128
	985	5.50%, 10/1/33, MBS (k)	1,075,877
	34	5.50%, 12/1/33, MBS (k)	36,713
	565	5.50%, 1/1/34, MBS (k)	619,164
	5,724	5.50%, 2/1/34, MBS (k)	6,273,559
	73	5.50%, 7/1/34, MBS (k)	79,461
	475	5.50%, 8/1/34, MBS (k)	520,439
	153	5.50%, 10/1/34, MBS (k)	167,630
	887	5.50%, 12/25/34, CMO (k)	1,037,296
	1,370	5.50%, 4/25/35, CMO (k)	1,612,340
	131	5.50%, 9/1/35, MBS (k)	144,093
	33	5.50%, 1/1/36, MBS (k)	35,932
	77	5.50%, 8/1/37, MBS (k)	84,037
	368	5.50%, 6/1/38, MBS (k)	403,054
	789	5.50%, 7/1/38, MBS (k)	864,492
	343	5.50%, 3/1/39, MBS (k)	376,026
	101,000	5.50%, MBS, TBA (e)	109,569,244
	100	5.75%, 6/25/33, CMO (k)	115,254
	2,500	5.807%, 8/25/43, CMO (k)	2,898,446
	38	6.00%, 2/25/17, CMO	40,514
	206	6.00%, 4/25/17, CMO (k)	224,268
	1,215	6.00%, 9/25/31, CMO (k)	1,378,303
	1,533	6.00%, 12/1/32, MBS (k)	1,702,027
	1,460	6.00%, 1/1/33, MBS (k)	1,620,546
	310	6.00%, 2/1/33, MBS (k)	343,722

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2011 (unaudited)(continued)

Principal Amount (000s)				Value*
Fannie Mae (continued)
	$3,217		6.00%, 4/1/35, MBS (k)	$3,571,733
	4,371		6.00%, 1/1/36, MBS (k)	4,820,819
	1,336		6.00%, 10/1/36, MBS (k)	1,483,825
	6,437		6.00%, 9/1/37, MBS (k)	7,080,701
	11,566		6.00%, 4/1/39, MBS (k)	12,755,014
	4,067		6.00%, 1/25/44, CMO (k)	4,652,906
	74		6.313%, 12/25/42, CMO, VRN (k)	88,340
	10		6.50%, 5/1/13, MBS	10,588
	10		6.50%, 10/1/13, MBS	10,673
	59		6.50%, 2/1/14, MBS (k)	60,695
	65		6.50%, 10/1/18, MBS (k)	71,397
	123		6.50%, 9/1/19, MBS (k)	134,589
	95		6.50%, 1/1/20, MBS (k)	103,856
	181		6.50%, 6/25/23, CMO (k)	205,841
	—	(g)	6.50%, 3/1/24, MBS	80
	21		6.50%, 4/1/27, MBS	22,984
	106		6.50%, 11/18/27, CMO	121,707
	10		6.50%, 1/1/28, MBS	11,126
	446		6.50%, 2/1/28, MBS (k)	504,084
	12		6.50%, 4/1/28, MBS	13,325
	53		6.50%, 9/1/28, MBS (k)	59,646
	16		6.50%, 11/1/28, MBS	18,355
	45		6.50%, 1/1/29, MBS (k)	51,320
	3		6.50%, 3/1/29, MBS	2,927
	37		6.50%, 4/1/29, MBS (k)	41,761
	18		6.50%, 5/1/29, MBS	20,294
	43		6.50%, 6/1/29, MBS (k)	48,497
	594		6.50%, 7/1/29, MBS (k)	672,956
	2		6.50%, 9/1/29, MBS	2,682
	8		6.50%, 12/1/29, MBS	8,950
	196		6.50%, 4/1/31, MBS (k)	217,690
	102		6.50%, 5/1/31, MBS (k)	111,505
	130		6.50%, 8/1/31, MBS (k)	142,049
	1,086		6.50%, 9/25/31, CMO (k)	1,257,475
	46		6.50%, 10/1/31, MBS (k)	50,703
	25		6.50%, 11/1/31, MBS (k)	27,166
	1,893		6.50%, 3/25/32, CMO (k)	2,094,685
	30		6.50%, 6/1/32, MBS (k)	33,408
	103		6.50%, 8/1/32, MBS (k)	113,108
	46		6.50%, 9/1/32, MBS (k)	50,587
	342		6.50%, 10/1/32, MBS (k)	387,633
	248		6.50%, 5/1/33, MBS (k)	278,340
	73		6.50%, 6/1/33, MBS (k)	81,431
	123		6.50%, 7/1/33, MBS (k)	138,425
	144		6.50%, 8/1/33, MBS (k)	161,217
	420		6.50%, 9/1/33, MBS (k)	473,705
	1,114		6.50%, 10/1/33, MBS (k)	1,251,250
	776		6.50%, 11/1/33, MBS (k)	872,195
	137		6.50%, 12/1/33, MBS (k)	153,123
	408		6.50%, 1/1/34, MBS (k)	458,511
	60		6.50%, 2/1/34, MBS (k)	66,804

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2011 (unaudited)(continued)

Principal Amount (000s)			Value*
Fannie Mae (continued)
	$24	6.50%, 3/1/34, MBS	$26,323
	60	6.50%, 4/1/34, MBS (k)	66,894
	66	6.50%, 5/1/34, MBS (k)	73,308
	587	6.50%, 7/1/34, MBS (k)	657,729
	460	6.50%, 8/1/34, MBS (k)	515,506
	515	6.50%, 9/1/34, MBS (k)	577,323
	13	6.50%, 10/1/34, MBS	15,067
	280	6.50%, 11/1/34, MBS (k)	313,383
	238	6.50%, 12/1/34, MBS (k)	266,568
	153	6.50%, 2/1/35, MBS (k)	171,850
	102	6.50%, 4/1/35, MBS (k)	114,674
	46	6.50%, 7/1/35, MBS (k)	51,272
	165	6.50%, 10/1/35, MBS (k)	185,525
	859	6.50%, 6/1/36, MBS (k)	963,470
	2,929	6.50%, 12/1/36, MBS (k)	3,266,464
	389	6.50%, 4/1/37, MBS (k)	427,916
	215	6.50%, 2/1/38, MBS (k)	243,028
	1,066	6.50%, 7/1/39, MBS (k)	1,185,225
	1,105	6.50%, 12/25/41, CMO (k)	1,306,070
	3,245	6.50%, 7/25/42, CMO (k)	3,775,148
	275	6.50%, 8/25/42, CMO (k)	315,424
	2,658	6.50%, 9/25/42, CMO (k)	3,056,427
	46	6.50%, 10/25/42, CMO, VRN (k)	50,718
	1,190	6.50%, 6/25/44, CMO (k)	1,357,522
	195	6.50%, 11/1/47, MBS (k)	212,607
	1,000	6.50%, MBS, TBA (e)	1,102,188
	49	6.85%, 12/18/27, CMO	56,777
	17	7.00%, 1/1/13, MBS	17,187
	14	7.00%, 2/1/15, MBS	15,350
	135	7.00%, 3/1/16, MBS (k)	147,250
	76	7.00%, 5/1/16, MBS (k)	83,637
	67	7.00%, 11/1/16, MBS (k)	70,173
	196	7.00%, 5/1/17, MBS (k)	216,392
	56	7.00%, 11/1/17, MBS (k)	60,926
	612	7.00%, 7/1/21, MBS (k)	671,941
	123	7.00%, 11/1/24, MBS (k)	139,651
	8	7.00%, 10/1/25, MBS	9,358
	39	7.00%, 6/18/27, CMO	45,062
	4	7.00%, 9/1/27, MBS	5,108
	8	7.00%, 11/1/27, MBS	9,362
	33	7.00%, 12/1/27, MBS (k)	38,207
	3	7.00%, 5/1/28, MBS	3,232
	17	7.00%, 6/1/28, MBS	19,910
	34	7.00%, 2/1/29, MBS (k)	39,665
	129	7.00%, 3/1/29, MBS (k)	148,263
	78	7.00%, 4/1/29, MBS (k)	89,261
	52	7.00%, 5/1/29, MBS (k)	60,748
	47	7.00%, 6/1/29, MBS (k)	54,511
	21	7.00%, 7/1/29, MBS	24,092
	68	7.00%, 9/1/29, MBS (k)	78,751
	22	7.00%, 10/1/29, MBS	25,128

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2011 (unaudited)(continued)

Principal Amount (000s)			Value*
Fannie Mae (continued)
	$1	7.00%, 11/1/29, MBS	$940
	13	7.00%, 3/1/30, MBS	14,827
	4,953	7.00%, 4/1/30, MBS (k)	5,694,424
	134	7.00%, 5/1/30, MBS (k)	154,980
	11	7.00%, 4/1/31, MBS	12,565
	9	7.00%, 6/1/31, MBS	10,496
	35	7.00%, 7/1/31, MBS	40,819
	100	7.00%, 8/1/31, MBS (k)	115,029
	83	7.00%, 9/1/31, MBS (k)	95,808
	10	7.00%, 11/1/31, MBS	11,512
	123	7.00%, 12/1/31, MBS (k)	142,232
	69	7.00%, 1/1/32, MBS (k)	76,055
	125	7.00%, 2/1/32, MBS (k)	144,411
	45	7.00%, 4/1/32, MBS (k)	52,445
	132	7.00%, 5/1/32, MBS (k)	151,888
	106	7.00%, 6/1/32, MBS (k)	122,068
	61	7.00%, 7/1/32, MBS (k)	69,691
	25	7.00%, 8/1/32, MBS	28,355
	300	7.00%, 9/25/32, CMO	351,235
	183	7.00%, 9/1/33, MBS (k)	210,815
	270	7.00%, 11/1/33, MBS (k)	310,310
	570	7.00%, 1/1/34, MBS (k)	653,410
	113	7.00%, 7/1/34, MBS (k)	126,942
	159	7.00%, 2/25/35, CMO	203,909
	132	7.00%, 3/1/35, MBS (k)	151,547
	1,670	7.00%, 7/1/36, MBS (k)	1,899,709
	1,469	7.00%, 9/25/41, CMO, VRN (k)	1,740,686
	148	7.00%, 10/25/41, CMO (k)	170,434
	71	7.00%, 7/25/42, CMO (k)	81,887
	372	7.00%, 11/25/43, CMO (k)	423,560
	325	7.00%, 2/25/44, CMO (k)	383,264
	1,979	7.00%, 3/25/45, CMO (k)	2,299,419
	208	7.00%, 12/1/46, MBS (k)	235,830
	382	7.00%, 1/1/47, MBS (k)	433,724
	1,220	7.129%, 2/25/42, CMO, VRN (k)	1,444,873
	1,095	7.281%, 10/25/42, CMO, VRN (k)	1,302,175
	328	7.50%, 6/1/17, MBS (k)	356,458
	36	7.50%, 12/1/17, MBS (k)	40,557
	333	7.50%, 5/1/22, MBS (k)	387,329
	49	7.50%, 10/25/22, CMO	55,850
	297	7.50%, 4/1/24, MBS (k)	340,575
	48	7.50%, 11/25/26, CMO	54,022
	192	7.50%, 6/19/30, CMO, VRN (k)	219,252
	190	7.50%, 6/25/30, CMO (k)	220,269
	46	7.50%, 7/1/31, MBS (k)	53,810
	103	7.50%, 5/1/32, MBS (k)	120,994
	997	7.50%, 7/25/41, CMO (k)	1,128,436
	69	7.50%, 7/25/42, CMO (k)	82,361
	7	7.50%, 8/25/42, CMO	8,662
	586	7.50%, 3/25/44, CMO (k)	695,348
	2,323	7.50%, 6/25/44, CMO (k)	2,679,168

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2011 (unaudited)(continued)

Principal Amount (000s)				Value*
Fannie Mae (continued)
	$74		7.70%, 3/25/23, CMO	$84,149
	6		8.00%, 4/1/19, MBS	6,441
	278		8.00%, 9/25/21, CMO	319,064
	2		8.00%, 1/1/22, MBS	2,252
	4		8.00%, 12/1/22, MBS	4,399
	6		8.00%, 6/1/24, MBS	7,536
	284		8.00%, 9/1/24, MBS (k)	328,251
	1		8.00%, 12/1/24, MBS	1,117
	2		8.00%, 9/1/27, MBS	2,841
	16		8.00%, 4/1/30, MBS	19,122
	68		8.00%, 5/1/30, MBS (k)	80,029
	1,727		8.00%, 7/19/30, CMO, VRN (k)	1,958,844
	30		8.00%, 8/1/30, MBS (k)	35,456
	—	(g)	8.00%, 9/1/30, MBS	513
	1		8.00%, 10/1/30, MBS	1,214
	13		8.00%, 1/1/31, MBS	15,258
	10		8.00%, 3/1/31, MBS	11,739
	73		8.00%, 5/1/31, MBS (k)	85,221
	240		8.00%, 7/1/31, MBS (k)	279,403
	30		8.00%, 8/1/31, MBS	34,925
	318		8.00%, 10/1/31, MBS (k)	371,867
	49		8.00%, 11/1/31, MBS (k)	56,533
	22		8.00%, 1/1/32, MBS	26,018
	12		8.00%, 6/1/32, MBS	13,930
	66		8.00%, 1/1/35, MBS (k)	76,170
	35		8.50%, 4/1/16, MBS (k)	37,393
	470		8.50%, 9/25/21, CMO (k)	523,479
	471		8.50%, 10/25/21, CMO	539,295
	307		8.50%, 12/25/21, CMO (k)	351,745
	1,154		8.50%, 6/18/27, CMO (k)	1,366,462
	229		8.50%, 6/25/30, CMO	272,351
	338		8.50%, 6/1/36, MBS (k)	388,848
	715		9.428%, 5/15/21, MBS (k)	833,997
	227		10.027%, 7/15/27, MBS (k)	259,060
	3		10.30%, 4/25/19, CMO	2,625

				521,495,938

Federal Housing Administration—0.8%
	3,117		7.25%, 8/1/31 (f)	3,080,659

Freddie Mac—28.9%
	73		2.374%, 9/1/31, FRN, MBS (k)	72,929
	9		2.387%, 12/1/26, FRN, MBS	9,373
	8		2.533%, 4/1/33, FRN, MBS	8,259
	3,000		4.00%, MBS, TBA (e)	3,112,969
	14		5.00%, 10/15/16, CMO	13,896
	1		5.00%, 11/15/16, CMO	622
	45		5.00%, 2/15/24, CMO (k)	49,049
	6,000		5.50%, 6/15/41, CMO (k)	6,871,963
	174		6.00%, 9/15/16, CMO (k)	182,849
	1,782		6.00%, 12/15/16, CMO (k)	1,911,821
	24		6.00%, 3/15/17, CMO	25,712
	686		6.00%, 4/1/17, MBS (k)	736,224
	595		6.00%, 12/15/28, CMO (k)	644,685

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2011 (unaudited)(continued)

Principal Amount (000s)			Value*
Freddie Mac (continued)
	$952	6.00%, 2/15/31, CMO (k)	$1,028,987
	582	6.00%, 4/15/31, CMO (k)	643,670
	11,402	6.00%, 2/15/32, CMO (k)	12,722,750
	5	6.00%, 2/1/33, MBS	5,202
	1,271	6.00%, 3/1/33, MBS (k)	1,380,997
	36	6.00%, 2/1/34, MBS (k)	39,518
	133	6.00%, 3/15/35, CMO	165,758
	601	6.50%, 11/1/16, MBS (k)	627,781
	14	6.50%, 8/1/21, MBS	15,831
	124	6.50%, 9/15/23, CMO (k)	141,267
	2,142	6.50%, 10/15/23, CMO (k)	2,185,458
	280	6.50%, 12/15/23, CMO (k)	302,853
	316	6.50%, 3/15/26, CMO	347,929
	862	6.50%, 2/15/28, CMO (k)	955,072
	1,689	6.50%, 5/15/29, CMO (k)	1,843,424
	8	6.50%, 6/1/29, MBS	9,613
	199	6.50%, 7/15/29, CMO	228,210
	7,636	6.50%, 6/15/31, CMO (k)	8,856,975
	4,013	6.50%, 9/15/31, CMO (k)	4,608,581
	65	6.50%, 12/15/31, CMO (k)	67,391
	351	6.50%, 2/15/32, CMO	407,559
	779	6.50%, 6/15/32, CMO (k)	893,785
	4,167	6.50%, 7/15/32, CMO (k)	4,783,229
	1,755	6.50%, 7/1/37, MBS (k)	1,933,966
	107	6.50%, 2/25/43, CMO (k)	120,363
	102	6.50%, 9/25/43, CMO, VRN (k)	117,917
	567	6.50%, 10/25/43, CMO (k)	662,746
	4,962	6.50%, 3/25/44, CMO (k)	5,882,876
	327	6.50%, 9/1/47, MBS (k)	359,600
	491	6.50%, 9/1/48, MBS (k)	539,751
	953	6.624%, 7/25/32, CMO, VRN (k)	1,102,891
	1,140	6.90%, 9/15/23, CMO (k)	1,292,255
	586	6.95%, 7/15/21, CMO (k)	650,748
	5	7.00%, 11/1/12, MBS	5,259
	131	7.00%, 7/1/13, MBS (k)	135,624
	5	7.00%, 1/1/14, MBS	5,346
	192	7.00%, 9/1/14, MBS (k)	204,748
	34	7.00%, 11/1/14, MBS (k)	36,413
	20	7.00%, 7/1/15, MBS	21,735
	4	7.00%, 8/1/15, MBS	3,995
	22	7.00%, 4/1/16, MBS	24,483
	3	7.00%, 6/1/16, MBS	2,950
	25	7.00%, 7/1/16, MBS (k)	26,989
	7	7.00%, 11/1/16, MBS	8,005
	8	7.00%, 3/1/17, MBS	8,437
	387	7.00%, 6/1/17, MBS (k)	407,215
	181	7.00%, 8/1/21, MBS (k)	197,665
	649	7.00%, 9/1/21, MBS (k)	709,033
	417	7.00%, 5/15/23, CMO (k)	473,426
	1,118	7.00%, 1/15/24, CMO (k)	1,275,057
	59	7.00%, 3/15/24, CMO (k)	67,549

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2011 (unaudited)(continued)

Principal Amount (000s)				Value*
Freddie Mac (continued)
	$60		7.00%, 5/15/24, CMO	$68,588
	7		7.00%, 7/1/24, MBS	8,169
	479		7.00%, 9/15/25, CMO (k)	561,012
	856		7.00%, 7/15/27, CMO (k)	974,232
	4,311		7.00%, 3/15/29, CMO (k)	5,410,136
	76		7.00%, 3/1/31, MBS (k)	87,653
	1,497		7.00%, 6/15/31, CMO (k)	1,716,038
	579		7.00%, 10/1/31, MBS (k)	669,081
	238		7.00%, 1/1/32, MBS (k)	275,041
	21		7.00%, 3/1/32, MBS	23,928
	41		7.00%, 4/1/32, MBS (k)	47,017
	347		7.00%, 1/1/36, MBS (k)	400,499
	1,788		7.00%, 6/1/36, MBS (k)	2,043,558
	402		7.00%, 7/1/36, MBS (k)	459,190
	3,972		7.00%, 8/1/36, MBS (k)	4,538,537
	799		7.00%, 9/1/36, MBS (k)	913,494
	1,171		7.00%, 11/1/36, MBS (k)	1,336,711
	450		7.00%, 12/1/36, MBS (k)	513,976
	1,861		7.00%, 1/1/37, MBS (k)	2,126,891
	828		7.00%, 2/25/43, CMO (k)	951,859
	355		7.00%, 9/25/43, CMO (k)	419,756
	109		7.00%, 10/25/43, CMO (k)	129,341
	230		7.060%, 7/25/32, CMO, VRN (k)	262,129
	45		7.50%, 1/1/16, MBS (k)	48,650
	1,325		7.50%, 5/15/24, CMO (k)	1,546,926
	225		7.50%, 8/1/24, MBS (k)	263,712
	2		7.50%, 6/1/25, MBS	2,431
	18		7.50%, 12/1/25, MBS	20,836
	4		7.50%, 1/1/26, MBS	5,302
	13		7.50%, 2/1/26, MBS	15,441
	21		7.50%, 3/1/26, MBS	23,818
	27		7.50%, 4/1/26, MBS (k)	31,574
	23		7.50%, 5/1/26, MBS	27,149
	209		7.50%, 6/1/26, MBS (k)	243,337
	173		7.50%, 7/1/26, MBS (k)	200,370
	48		7.50%, 8/1/26, MBS	55,185
	14		7.50%, 11/1/26, MBS	15,658
	455		7.50%, 12/1/26, MBS (k)	527,311
	163		7.50%, 3/15/28, CMO (k)	191,138
	3,114		7.50%, 4/1/28, MBS (k)	3,610,723
	—	(g)	7.50%, 2/1/30, MBS	556
	1		7.50%, 4/1/30, MBS	904
	—	(g)	7.50%, 6/1/30, MBS	71
	4		7.50%, 10/1/30, MBS	4,586
	23		7.50%, 11/1/30, MBS	26,292
	905		7.50%, 12/1/30, MBS (k)	1,049,111
	617		7.50%, 5/1/32, MBS (k)	713,641
	84		7.50%, 7/1/34, MBS (k)	96,625
	201		7.50%, 3/1/37, MBS (k)	231,234
	67		7.50%, 2/25/42, CMO (k)	81,262
	60		8.00%, 8/15/22, CMO (k)	72,973

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2011 (unaudited)(continued)

Principal Amount (000s)			Value*
Freddie Mac (continued)
	$39	8.00%, 7/1/24, MBS	$45,649
	55	8.00%, 8/1/24, MBS (k)	65,131
	630	8.00%, 12/1/26, MBS (k)	741,317
	153	8.00%, 4/15/30, CMO	181,028
	108	8.50%, 4/15/22, CMO (k)	111,087
	256	8.50%, 10/1/30, MBS (k)	299,673

			106,666,770

Ginnie Mae—6.9%
	7,000	4.50%, MBS, TBA (e)	7,609,219
	195	5.50%, 6/20/35, FRN, MBS (k)	206,471
	28	6.00%, 4/15/29, MBS (k)	31,825
	3	6.00%, 8/15/31, MBS	3,086
	54	6.00%, 2/15/36, MBS (k)	60,594
	22	6.00%, 6/15/36, MBS	24,431
	10	6.00%, 7/15/36, MBS	11,604
	39	6.00%, 9/15/36, MBS (k)	43,268
	74	6.00%, 10/15/36, MBS (k)	82,677
	64	6.00%, 12/15/36, MBS (k)	72,127
	17	6.00%, 6/15/37, MBS	18,565
	1,438	6.00%, 7/15/37, MBS (k)	1,612,189
	47	6.00%, 11/15/37, MBS (k)	53,068
	59	6.00%, 12/15/37, MBS (k)	66,829
	124	6.00%, 3/15/38, MBS (k)	139,160
	549	6.00%, 9/15/38, MBS (k)	620,254
	1,000	6.00%, 10/15/38, MBS (k)	1,121,329
	3,733	6.00%, 11/15/38, MBS (k)	4,206,213
	28	6.00%, 12/15/38, MBS (k)	31,118
	96	6.50%, 11/20/24, MBS	107,805
	769	6.50%, 4/15/32, MBS (k)	880,692
	927	6.50%, 5/15/32, MBS (k)	1,061,287
	53	6.50%, 6/20/32, CMO (k)	61,095
	275	6.50%, 8/20/38, MBS	294,654
	94	6.50%, 10/20/38, MBS	103,029
	3	7.00%, 4/15/24, MBS	3,399
	22	7.00%, 7/15/25, MBS	24,775
	29	7.00%, 9/15/25, MBS	33,381
	16	7.00%, 11/15/25, MBS	18,465
	7	7.00%, 12/15/25, MBS	8,204
	22	7.00%, 3/15/26, MBS	25,332
	7	7.00%, 4/15/26, MBS	7,995
	2	7.00%, 5/15/26, MBS	2,276
	41	7.00%, 6/15/26, MBS (k)	46,580
	3,161	7.00%, 3/20/31, CMO (k)	3,615,108
	5	7.50%, 1/15/17, MBS	5,209
	2	7.50%, 2/15/17, MBS	2,091
	3	7.50%, 3/15/17, MBS	3,515
	2	7.50%, 4/15/17, MBS	2,449
	4	7.50%, 5/15/17, MBS	4,863
	2	7.50%, 7/15/17, MBS	2,119
	1	7.50%, 6/15/23, MBS	876
	10	7.50%, 10/15/25, MBS	11,955

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2011 (unaudited)(continued)

Principal Amount (000s)				Value*
Ginnie Mae (continued)
	$109		7.50%, 3/15/26, MBS (k)	$127,876
	128		7.50%, 6/20/26, CMO (k)	147,798
	234		7.50%, 9/15/26, MBS (k)	273,246
	8		7.50%, 12/15/26, MBS	9,511
	2		7.50%, 1/15/27, MBS	2,574
	4		7.50%, 2/15/27, MBS	4,623
	49		7.50%, 3/15/27, MBS (k)	56,963
	280		7.50%, 4/15/27, MBS (k)	327,420
	6		7.50%, 5/15/27, MBS	6,671
	107		7.50%, 6/15/27, MBS (k)	125,197
	146		7.50%, 7/15/27, MBS (k)	170,752
	46		7.50%, 8/15/27, MBS (k)	48,071
	49		7.50%, 12/15/27, MBS (k)	56,749
	335		7.50%, 1/15/28, MBS (k)	393,098
	84		7.50%, 2/15/28, MBS (k)	98,275
	160		7.50%, 1/15/29, MBS (k)	186,995
	120		7.50%, 2/15/29, MBS (k)	139,462
	6		7.50%, 3/15/29, MBS	5,849
	3		8.00%, 6/15/16, MBS	3,413
	—	(g)	8.00%, 7/15/16, MBS	150
	8		8.00%, 1/15/17, MBS	8,514
	—	(g)	8.00%, 2/15/17, MBS	145
	6		8.00%, 3/15/17, MBS	6,614
	14		8.00%, 4/15/17, MBS	14,258
	8		8.00%, 5/15/17, MBS	8,621
	1		8.00%, 6/15/17, MBS	706
	7		8.00%, 7/15/17, MBS	7,551
	—	(g)	8.00%, 1/15/20, MBS	445
	5		8.00%, 11/15/21, MBS	5,493
	4		8.00%, 12/15/21, MBS	4,969
	8		8.00%, 4/15/22, MBS	8,909
	—	(g)	8.00%, 5/15/22, MBS	142
	5		8.00%, 11/15/22, MBS	5,953
	—	(g)	8.50%, 10/15/16, MBS	183
	—	(g)	8.50%, 5/15/22, MBS	218
	1		8.50%, 1/15/23, MBS	1,015
	2		8.50%, 8/15/30, MBS	2,244
	11		8.50%, 2/15/31, MBS	13,947
	12		9.00%, 6/15/16, MBS	12,214
	31		9.00%, 11/15/16, MBS (k)	34,360
	31		9.00%, 12/15/16, MBS (k)	34,377
	19		9.00%, 9/15/17, MBS	19,220
	36		9.00%, 12/15/17, MBS (k)	41,248
	52		9.00%, 3/15/18, MBS (k)	60,829
	40		9.00%, 5/15/18, MBS (k)	46,761
	19		9.00%, 6/15/18, MBS	18,806
	178		9.00%, 10/15/19, MBS (k)	201,295
	90		9.00%, 11/15/19, MBS (k)	101,486
	76		9.00%, 1/15/20, MBS (k)	89,013

				25,275,410

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2011 (unaudited)(continued)

Principal Amount (000s)			Value*
Small Business Administration Participation Certificates—1.0%
	$511	4.625%, 2/1/25, ABS	$554,812
	406	4.754%, 8/10/14, ABS	430,896
	279	5.038%, 3/10/15, ABS	293,314
	1,316	5.51%, 11/1/27, ABS	1,462,809
	129	5.78%, 8/1/27, ABS	145,332
	126	5.82%, 7/1/27, ABS	142,493
	68	6.30%, 7/1/13	69,533
	222	6.30%, 6/1/18	241,456
	65	6.40%, 8/1/13	66,510
	34	7.20%, 6/1/17	37,479
	24	7.70%, 7/1/16	25,734

			3,470,368

Vendee Mortgage Trust—1.9%
	420	6.50%, 3/15/29, CMO	494,481
	82	6.75%, 2/15/26, CMO	96,955
	190	6.75%, 6/15/26, CMO	225,922
	5,189	7.50%, 9/15/30, CMO	6,242,764

			7,060,122

Total U.S. Government Agency Securities (cost—$637,262,875)			667,049,267

CORPORATE BONDS & NOTES—57.9%
Airlines—2.3%
	749	Northwest Airlines, Inc., 1.048%, 11/20/15, FRN (MBIA) (k)	696,348
		United Air Lines Pass Through Trust,
	2,402	6.636%, 1/2/24	2,318,112
	889	9.75%, 1/15/17 (k)	960,490
	4,091	10.40%, 5/1/18 (k)	4,520,602

			8,495,552

Banking—12.0%
	£1,300	Barclays Bank PLC, 14.00%, 6/15/19 (h)	2,436,211
		BPCE S.A. (h),
	€50	9.00%, 3/17/15	58,115
	€300	9.25%, 4/22/15	343,504
		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
	€2,000	6.875%, 3/19/20	2,583,327
	$5,900	11.00%, 6/30/19 (a)(d)(h)(k)	7,158,682
	7,700	Discover Bank, 7.00%, 4/15/20 (k)	8,074,828
	£800	DnB NOR Bank ASA, 6.012%, 3/29/17 (h)	1,241,299
	$5,000	ICICI Bank Ltd., 5.75%, 11/16/20 (a)(d)(k)	4,978,415
	13,000	Regions Financial Corp., 7.75%, 11/10/14 (k)	13,552,500
		Royal Bank of Scotland PLC, FRN,
	2,000	1.091%, 4/11/16	1,463,922
	3,000	1.105%, 9/29/15	2,310,153

			44,200,956

Chemicals—1.2%
	4,049	Lyondell Chemical Co., 8.00%, 11/1/17	4,575,370

Energy—0.2%
	625	Consol Energy, Inc., 8.25%, 4/1/20	687,500

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2011 (unaudited)(continued)

Principal Amount (000s)			Value*
Financial Services—24.4%
		Ally Financial, Inc.,
	$3,000	6.75%, 12/1/14	$3,034,032
	6,100	8.30%, 2/12/15 (k)	6,420,250
	1,800	C10 Capital SPV Ltd., 6.722%, 12/31/16 (f)(h)	972,000
	3,000	Cantor Fitzgerald L.P., 6.375%, 6/26/15 (a)(d)(k)	3,123,732
		CIT Group, Inc.,
	3,900	5.25%, 4/1/14 (a)(d)	3,900,000
	502	7.00%, 5/1/15	502,789
	837	7.00%, 5/1/16	839,029
	1,172	7.00%, 5/1/17 (k)	1,173,179
	9,000	Citigroup, Inc., 5.00%, 9/15/14 (k)	9,180,891
		Credit Agricole S.A. (h),
	£250	5.136%, 2/24/16	265,304
	$2,500	6.637%, 5/31/17 (a)(d)(k)	1,713,750
	£800	8.125%, 10/26/19	1,003,330
		Ford Motor Credit Co. LLC,
	$1,000	6.625%, 8/15/17	1,098,738
	10,000	8.70%, 10/1/14 (k)	11,216,010
	£3,000	General Electric Capital Corp.,
		6.50%, 9/15/67, (converts to FRN on 9/15/17)	4,365,450
	$4,000	HSBC Finance Corp., 6.676%, 1/15/21 (k)	4,086,800
		International Lease Finance Corp. (a)(d)(k),
	2,000	6.75%, 9/1/16	2,067,500
	7,000	7.125%, 9/1/18	7,262,500
	£300	LBG Capital No.2 PLC, 15.00%, 12/21/19	564,614
	$4,000	Merrill Lynch & Co., Inc., 0.863%, 1/15/15, FRN (k)	3,455,512
		Morgan Stanley,
	8,000	0.855%, 10/18/16, FRN (k)	6,698,904
	AUD 2,700	5.187%, 3/1/13, FRN	2,726,833
	$1,000	6.625%, 4/1/18 (k)	1,045,812
		SLM Corp.,
	150	0.718%, 1/27/14, FRN	135,822
	1,050	5.00%, 10/1/13 (k)	1,050,161
	200	5.375%, 1/15/13	201,076
	1,000	5.375%, 5/15/14 (k)	995,954
	570	5.679%, 2/1/14, FRN	551,190
	1,000	8.00%, 3/25/20	1,042,500
	2,500	8.45%, 6/15/18 (k)	2,658,878
	1,800	UBS AG, 5.875%, 12/20/17 (k)	1,976,045
	4,500	Waha Aerospace BV, 3.925%, 7/28/20 (a)(d)	4,662,000

			89,990,585

Healthcare & Hospitals—0.4%
	1,500	HCA, Inc., 9.00%, 12/15/14	1,556,250

Hotels/Gaming—0.0%
	100	MGM Resorts International, 9.00%, 3/15/20	111,000

Insurance—5.3%
		American International Group, Inc.,
	6,300	5.85%, 1/16/18 (k)	6,369,792
	3,000	6.25%, 5/1/36 (k)	2,971,413

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2011 (unaudited)(continued)

Principal Amount (000s)			Value*
Insurance (continued)
	$3,900	6.40%, 12/15/20 (k)	$4,103,319
	3,400	8.25%, 8/15/18 (k)	3,844,135
	£1,750	8.625%, 5/22/68, (converts to FRN on 5/22/18)	2,518,374

			19,807,033

Oil & Gas—9.0%
		Anadarko Petroleum Corp.,
	$600	6.20%, 3/15/40	698,152
	3,600	6.375%, 9/15/17	4,247,716
	4,500	6.45%, 9/15/36 (k)	5,271,165
	7,000	BP Capital Markets PLC, 4.75%, 3/10/19 (k)	7,783,629
		Gaz Capital S.A. for Gazprom,
	€1,000	5.875%, 6/1/15 (a)(d)	1,480,559
	$3,000	8.625%, 4/28/34	3,750,000
	1,250	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 6.332%, 9/30/27 (b)	1,391,577
	2,000	Royal Bank of Scotland AG for Gazprom, 9.625%, 3/1/13	2,183,000
	5,000	Shell International Finance BV, 5.50%, 3/25/40 (k)	6,303,610

			33,109,408

Real Estate Investment Trust—2.2%
	4,500	SL Green Realty Corp., 7.75%, 3/15/20 (k)	4,962,159
	3,000	Wells Operating Partnership II L.P., 5.875%, 4/1/18 (k)	3,058,461

			8,020,620

Retail—0.3%
	968	CVS Pass Through Trust, 7.507%, 1/10/32 (a)(d)(k)	1,126,051

Utilities—0.6%
	2,000	Energy Future Holdings Corp., 10.00%, 1/15/20	2,100,000

Total Corporate Bonds & Notes (cost—$191,601,919)			213,780,325

MORTGAGE-BACKED SECURITIES—45.3%
		Adjustable Rate Mortgage Trust, CMO, VRN,
	1,782	2.631%, 7/25/35	1,333,772
	4,442	4.891%, 8/25/35	3,589,535
	2,833	Banc of America Large Loan, Inc., 5.686%, 4/24/49, CMO, VRN (a)(d)	2,704,836
	73	Banc of America Mortgage Securities, Inc., 2.883%, 2/25/35, CMO, FRN	60,887
	574	BCAP LLC Trust, 5.050%, 3/26/36, CMO, FRN (a)(d)	506,730
	861	Bear Stearns Alt-A Trust, 5.775%, 8/25/36, CMO, VRN	470,149
	4,279	Bear Stearns Commercial Mortgage Securities, 7.00%, 5/20/30, CMO, VRN	4,813,458
	17	Citigroup Mortgage Loan Trust, Inc., 7.00%, 9/25/33, CMO	17,726
	2,500	Commercial Mortgage Pass Through Certificates, 5.605%, 6/9/28, CMO (a)(d)	2,466,182
		Countrywide Alternative Loan Trust, CMO,
	353	5.50%, 5/25/22	304,426
	1,651	6.25%, 8/25/37	998,456
	2,453	6.50%, 7/25/35	1,485,397
		Countrywide Home Loan Mortgage Pass Through Trust, CMO,
	1,399	3.783%, 8/25/34, FRN	860,974
	4,561	7.50%, 11/25/34 (a)(d)	4,708,896
	610	7.50%, 6/25/35 (a)(d)	610,571
		Credit Suisse First Boston Mortgage Securities Corp., CMO,
	486	1.395%, 3/25/34, FRN	415,064

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2011 (unaudited)(continued)

Principal Amount (000s)			Value*
	$1,205	7.00%, 2/25/34	$1,257,566
		Credit Suisse Mortgage Capital Certificates, CMO,
	2,717	0.413%, 10/15/21, FRN (a)(d)	2,513,516
	2,306	5.695%, 9/15/40, VRN	2,399,574
	€2,700	DECO Series, 1.748%, 10/27/20, CMO, FRN	3,176,103
	$6,770	Deutsche Mortgage Securities, Inc., 5.00%, 6/26/35, CMO, VRN (a)(d)	4,785,571
	511	GMAC Mortgage Corp. Loan Trust, 5.140%, 8/19/34, CMO, FRN	390,022
	2,994	GSAA Trust, 6.00%, 4/1/34, CMO	3,092,184
		GSMPS Mortgage Loan Trust, CMO (a)(d),
	4,076	7.00%, 6/25/43	4,134,025
	102	7.50%, 6/19/27, VRN	104,382
	1,580	8.00%, 9/19/27, VRN	1,640,070
		GSR Mortgage Loan Trust, CMO,
	1,097	0.575%, 12/25/34, FRN	878,537
	585	0.585%, 12/25/34, FRN	462,069
	5,813	5.150%, 11/25/35, VRN	5,334,787
	5,000	5.50%, 11/25/35	4,427,668
	1,181	6.50%, 1/25/34	1,248,419
		Harborview Mortgage Loan Trust, CMO,
	3,059	0.614%, 10/19/33, FRN	2,500,802
	3,144	5.520%, 6/19/36, VRN	1,749,916
	515	JPMorgan Alternative Loan Trust, 5.95%, 9/25/36, CMO, VRN	505,347
		JPMorgan Chase Commercial Mortgage Securities Corp., CMO (a)(d),
	5,000	0.693%, 7/15/19, FRN	4,740,318
	4,000	5.647%, 3/18/51, VRN	3,839,350
		JPMorgan Mortgage Trust, CMO,
	5,864	2.704%, 10/25/36, VRN	4,440,448
	251	5.50%, 8/25/22	238,991
	1,549	5.50%, 6/25/37	1,365,524
	698	Lehman Mortgage Trust, 5.00%, 8/25/21, CMO	666,171
	4,102	Luminent Mortgage Trust, 0.415%, 12/25/36, CMO, FRN	2,291,427
	1,694	MASTR Adjustable Rate Mortgage Trust, 3.020%, 10/25/34, CMO, VRN	1,198,800
		MASTR Alternative Loans Trust, CMO,
	1,072	6.25%, 7/25/36	820,366
	1,368	6.50%, 3/25/34	1,417,944
	106	7.00%, 4/25/34	107,238
		MASTR Reperforming Loan Trust, CMO (a)(d),
	3,019	7.00%, 5/25/35	3,029,721
	4,398	7.50%, 7/25/35	4,453,521
	151	Merrill Lynch Mortgage Investors, Inc., 5.25%, 8/25/36, CMO, VRN	149,656
	2	Morgan Stanley Dean Witter Capital I, 5.50%, 4/25/17, CMO	2,083
		Newgate Fund PLC, CMO, FRN,
	£4,200	1.918%, 12/15/50	4,399,698
	£3,450	2.168%, 12/15/50	2,662,683
	€3,050	2.778%, 12/15/50	2,025,737
	€3,050	3.028%, 12/15/50	1,565,226
		Nomura Asset Acceptance Corp., CMO (a)(d),
	$2,275	7.00%, 10/25/34	2,321,605
	3,550	7.50%, 3/25/34	3,780,616
	6,825	7.50%, 10/25/34	7,149,760
		Residential Accredit Loans, Inc., CMO,
	3,398	0.425%, 6/25/46, FRN	1,104,599

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2011 (unaudited)(continued)

Principal Amount (000s)			Value*
	$4,225	6.00%, 8/25/35	$3,372,154
		Residential Asset Mortgage Products, Inc., CMO
	51	6.50%, 11/25/31	51,223
	523	7.00%, 8/25/16	529,174
	1,076	8.50%, 10/25/31	1,153,612
	1,642	8.50%, 11/25/31	1,750,175
	1,922	Sequoia Mortgage Trust, 0.445%, 7/20/36, CMO, FRN	1,377,772
	588	Structured Adjustable Rate Mortgage Loan Trust,
		2.526%, 3/25/34, CMO, VRN	538,217
	6,121	Structured Asset Mortgage Investments, Inc.,
		1.730%, 8/25/47, CMO, FRN	3,019,296
	5,410	Structured Asset Securities Corp., 7.50%, 10/25/36, CMO (a)(d)	5,092,539
	4,107	Thornburg Mortgage Securities Trust, 0.345%, 3/25/37, CMO, FRN	3,943,682
		UBS Commercial Mortgage Trust,
	5,600	0.818%, 7/15/24, CMO, FRN (a)(d)	4,720,490
	5,000	Wachovia Bank Commercial Mortgage Trust, 0.363%, 9/15/21, CMO, FRN (a)(d)	4,413,160
	575	WaMu Mortgage Pass Through Certificates, 2.577%, 5/25/35, CMO, VRN	431,907
		Washington Mutual MSC Mortgage Pass Through Certificates, CMO,
	1,631	6.50%, 8/25/34	1,690,738
	629	7.00%, 3/25/34	671,456
	1,409	7.50%, 4/25/33	1,450,719
		Wells Fargo Mortgage-Backed Securities Trust, CMO,
	2,176	2.666%, 5/25/35, VRN	2,029,241
	144	2.698%, 4/25/36, VRN	114,041
	1,231	2.710%, 6/25/35, FRN	1,124,858
	485	2.723%, 6/25/35, VRN	452,062
	2,364	2.771%, 4/25/36, VRN	1,831,355
	2,800	5.671%, 10/25/36, VRN	2,340,194
	5,500	WFDB Commercial Mortgage Trust, 6.403%, 7/5/24, CMO (a)(d)	5,471,114

Total Mortgage-Backed Securities (cost—$169,422,221)			167,288,278

SENIOR LOANS (a)(c)—5.4%
Financial Services—3.9%
	1,300	Delos Aircraft, Inc., 7.00%, 3/17/16, Term B2	1,310,833
	1,700	International Lease Finance Corp., 6.75%, 3/17/15, Term B1	1,716,470
	1,436	iStar Financial, Inc., 5.00%, 6/28/13, Term A1	1,426,827
	11,000	Springleaf Finance Corp., 5.50%, 5/10/17	10,131,462

			14,585,592

Healthcare & Hospitals—0.5%
	1,950	HCA, Inc., 2.869%, 5/2/16, Term A2	1,853,584

Oil & Gas—0.6%
	2,356	Petroleum Export, 3.351%, 12/7/12, Term B	2,345,692

Utilities—0.4%
		Texas Competitive Electric Holdings Co. LLC,
	927	4.742%, 10/10/17	634,132
	986	4.772%, 10/10/17	674,491

			1,308,623

Total Senior Loans (cost—$21,128,780)			20,093,491

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2011 (unaudited)(continued)

Principal Amount (000s)			Value*
ASSET-BACKED SECURITIES—3.6%
	$662	Access Financial Manufactured Housing Contract Trust, 7.65%, 5/15/21	$552,739
		Advanta Business Card Master Trust, FRN,
	485	0.495%, 6/20/14	414,666
	485	0.495%, 12/22/14	414,666
		Ameriquest Mortgage Securities, Inc., FRN,
	1,515	3.770%, 11/25/32	142,066
	472	5.870%, 2/25/33	29,073
	1,579	Bear Stearns Asset-Backed Securities Trust, 0.745%, 9/25/34, FRN	1,164,514
		Conseco Finance Securitizations Corp.,
	631	7.96%, 2/1/32	518,607
	323	7.97%, 5/1/32	240,793
		Conseco Financial Corp.,
	260	6.53%, 2/1/31, VRN	257,437
	461	7.05%, 1/15/27	495,156
	1,128	Credit-Based Asset Servicing and Securitization LLC, 6.02%, 12/25/37 (a)(d)	904,845
	5,000	Green Tree, 8.97%, 4/25/38, VRN (a)(d)	5,590,020
	1,000	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	1,133,020
	1,404	Morgan Stanley ABS Capital I, 0.425%, 1/25/36, FRN	1,235,517
	41	Oakwood Mortgage Investors, Inc., 0.473%, 5/15/13, FRN	32,516
	30	Residential Asset Mortgage Products, Inc., 8.50%, 12/25/31	31,754

Total Asset-Backed Securities (cost—$13,508,094)			13,157,389

Shares
CONVERTIBLE PREFERRED STOCK—0.4%
Utilities—0.4%
	27,200	PPL Corp., 9.50%, 7/1/13 (cost—$1,360,000)	1,546,320

Principal Amount (000s)
MUNICIPAL BONDS—0.4%
West Virginia—0.4%
	$1,885	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A (cost—$1,773,948)	1,364,947

Shares
COMMON STOCK—0.0%
Oil, Gas & Consumable Fuels—0.0%
	3,881	SemGroup Corp., Class A (j) (cost—$100,913)	108,598

Units
WARRANTS—0.0%
Oil, Gas & Consumable Fuels—0.0%
	4,086	SemGroup Corp., expires 11/30/14 (j) (cost—$18,385)	30,437

Principal Amount (000s)
SHORT-TERM INVESTMENTS—10.2%
Corporate Notes—5.5%
Airlines—0.8%
	$3,000	American Airlines, Inc., 10.50%, 10/15/12	2,947,500

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2011 (unaudited)(continued)

Principal Amount (000s)				Value*
Financial Services—4.7%
	$10,000		Citigroup, Inc., 5.625%, 8/27/12 (k)	$10,197,460
			SLM Corp.,
	€1,000		1.785%, 11/15/11, FRN	1,388,913
	€1,500		3.125%, 9/17/12	2,049,776
	$500		5.125%, 8/27/12	505,132
	3,100		Springleaf Finance Corp., 0.597%, 12/15/11, FRN	3,074,809

				17,216,090

Total Corporate Notes (cost—$19,425,666)				20,163,590

U.S. Treasury Obligations (i)(l)—3.6%
	13,275		U.S. Treasury Bills, 0.005%-0.059%, 1/5/12-5/3/12 (cost—$13,273,189)	13,273,188

Sovereign Debt Obligations—0.6%
Tunisia—0.6%
	2,000		Banque Centrale de Tunisie S.A., 7.375%, 4/25/12 (cost—$2,007,699)	2,062,500

Asset-Backed Securities—0.0%
	CAD 177		Ford Auto Securitization Trust, 4.817%, 10/15/12 (a)(d) (cost—$154,787)	178,572

U.S. Government Agency Securities—0.0%
	$20		Fannie Mae, 7.00%, 7/18/12, CMO	20,685
			Freddie Mac,
	—	(g)	7.00%, 7/15/12, CMO	143
	27		7.00%, 9/1/12, MBS	27,287
	4		7.00%, 10/1/12, MBS	3,497

Total U.S. Government Agency Securities (cost—$50,698)				51,612

Repurchase Agreements—0.5%
	1,000		Barclays Capital, Inc., dated 10/31/11, 0.10%, due 11/1/11, proceeds $1,000,003; collateralized by U.S. Treasury Bonds, 4.50%, due 5/15/38, valued at $1,061,287 including accrued interest	1,000,000
	828		State Street Bank & Trust Co., dated 10/31/11, 0.01%, due 11/1/11, proceeds $828,000; collateralized by Federal Home Loan Bank, 0.16%, due 8/17/12, valued at $844,763 including accrued interest	828,000

Total Repurchase Agreements (cost—$1,828,000)				1,828,000

Total Short-Term Investments (cost—$36,740,039)				37,557,462

PIMCO Strategic Global Government Fund, Inc. Schedule of Investments

October 31, 2011 (unaudited)(continued)

Notional Amount (000s)			Value*
OPTIONS PURCHASED (j)—0.0%
Put Options—0.0%
		Fannie Mae (OTC),
	$13,600	strike price $87, expires 11/7/11	$—	(m)
	50,400	strike price $87, expires 1/5/12	106
	153,000	strike price $90, expires 11/7/11	2
	14,000	strike price $95, expires 1/5/12	—	(m)
	1,000	strike price $97, expires 1/5/12	—	(m)
	87,000	strike price $99, expires 11/7/11	1
		Freddie Mac (OTC),
	3,000	strike price $92, expires 12/5/11	2
		Ginnie Mae (OTC),
	7,000	strike price $93, expires 12/12/11	—	(m)

Total Options Purchased (cost—$38,555)			111

Total Investments (cost—$1,072,955,729) (n)—303.9%			1,121,976,625
Liabilities in excess of other assets—(203.9)%			(752,736,957)

Net Assets—100.0%			$369,239,668

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors, or persons acting at their discretion pursuant to procedures established by the Board of Directors, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Centrally cleared swaps are valued at the price determined by the relevant exchange. Securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $137,427,090, representing 37.2% of net assets.

(b)	Illiquid.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on October 31, 2011.

(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Delayed-delivery. To be delivered after October 31, 2011.

(f)	Fair-Valued—Securities with an aggregate value of $4,052,659, representing 1.1% of net assets.

(g)	Principal amount less than $500.

(h)	Perpetual maturity. The date shown is the next call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(i)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(j)	Non-income producing.

(k)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(l)	Rates reflect the effective yields at purchase date.

(m)	Value less than $1.

(n)	At October 31, 2011, the cost basis of portfolio securities for federal income tax purposes was $1,072,955,736. Gross unrealized appreciation was $61,897,687, gross unrealized depreciation was $12,876,798 and net unrealized appreciation was $49,020,889. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Glossary:

ABS—Asset-Backed Securities

AUD—Australian Dollar

£—British Pound

CAD—Canadian Dollar

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on October 31, 2011.

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

MBS—Mortgage-Backed Securities

OTC—Over the Counter

TBA—To Be Announced

VRN—	Variable Rate Note. Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on October 31, 2011.

Other Investments:

(A) OTC credit default swap agreements:

Sell protection swap agreements outstanding at October 31, 2011 (1):

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s) (3)	Credit Spread (2)	Termination Date	Payments Received	Market Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America:
American Express	$8,000	0.72%	12/20/13	4.10%	$613,366	—	$613,366
MetLife	13,400	2.59%	9/20/15	1.00%	(755,846)	$(900,456)	144,610
SLM	5,000	4.23%	12/20/13	5.00%	106,337	(612,500)	718,837
BNP Paribas:
General Electric	800	2.05%	12/20/13	4.60%	46,684	—	46,684
Citigroup:
American Express	500	0.72%	12/20/13	4.30%	40,580	—	40,580
SLM	6,000	4.23%	12/20/13	5.00%	127,604	518,648	(391,044)
SLM	1,300	4.23%	12/20/13	5.00%	27,648	(156,000)	183,648
Deutsche Bank:
American International Group	3,000	2.60%	3/20/13	2.10%	(12,790)	—	(12,790)
General Electric	4,100	2.05%	12/20/13	4.78%	255,029	—	255,029
General Electric	8,000	2.05%	12/20/13	4.82%	505,532	—	505,532
SLM	2,600	4.23%	12/20/13	5.00%	55,295	(318,500)	373,795
JPMorgan Chase:
Markit ABX.HE Index	6,804	16.23%	7/25/45	0.18%	(959,804)	(986,543)	26,739
Morgan Stanley:
Merrill Lynch & Co.	5,000	3.71%	9/20/16	1.00%	(557,832)	(741,654)	183,822

					$(508,197)	$(3,197,005)	$2,688,808

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at October 31, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(B)	Centrally cleared interest rate swap agreements outstanding at October 31, 2011:

			Rate Type			Unrealized Appreciation (Depreciation)
Broker	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Market Value
Barclays Bank (CME)	$100,000	6/15/21	3-Month USD LIBOR	3.50%	$(12,102,553)	$3,024,267
Credit Suisse (CME)	72,200	6/15/21	3-Month USD LIBOR	3.50%	(8,771,135)	(1,494,945)
Morgan Stanley (CME)	9,500	6/15/21	3-Month USD LIBOR	3.50%	(1,150,402)	33,586

					$(22,024,090)	$1,562,908

At October 31, 2011, the Fund pledged cash collateral of $627,000 for centrally cleared interest rate swaps.

CME—Chicago Mercantile Exchange

LIBOR—London Inter-Bank Offered Rate

(C)	Forward foreign currency contracts outstanding at October 31, 2011:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value October 31, 2011	Unrealized Appreciation (Depreciation)
Purchased:
124,000 British Pound settling 12/8/11	Citigroup	$196,186	$199,306	$3,120
6,159,000 Euro settling 11/2/11	Citigroup	8,733,462	8,522,209	(211,253)
380,000 Euro settling 1/17/12	Deutsche Bank	529,416	525,534	(3,882)
Sold:
2,475,000 Australian Dollar settling 11/10/11	Citigroup	2,419,461	2,605,860	(186,399)
236,000 British Pound settling 12/8/11	Barclays Bank	364,302	379,325	(15,023)
852,000 British Pound settling 12/8/11	Citigroup	1,315,850	1,369,428	(53,578)
6,246,000 British Pound settling 12/8/11	JPMorgan Chase	9,957,292	10,039,258	(81,966)
5,355,000 British Pound settling 12/8/11	UBS	8,544,856	8,607,145	(62,289)
162,000 Canadian Dollar settling 11/17/11	Deutsche Bank	163,093	162,469	624
162,000 Canadian Dollar settling 11/17/11	Royal Bank of Canada	163,670	162,469	1,201
2,810,000 Euro settling 1/17/12	Barclays Bank	3,859,535	3,886,187	(26,652)
6,159,000 Euro settling 11/2/11	Citigroup	8,546,936	8,522,208	24,728
6,159,000 Euro settling 12/2/11	Citigroup	8,730,728	8,519,622	211,106
2,644,000 Euro settling 1/17/12	Deutsche Bank	3,647,279	3,656,611	(9,332)
632,560,000 Japanese Yen settling 1/13/12	Deutsche Bank	8,239,216	8,102,532	136,684

				$(272,911)

At October 31, 2011, the Fund held $1,100,000 in cash as collateral for derivative contracts and delayed-delivery securities. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

(D) Open reverse repurchase agreements at October 31, 2011

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays Bank	0.27%	10/13/11	11/14/11	$16,989,421	$16,987,000
	0.32%	10/13/11	11/14/11	982,166	982,000
	0.45%	10/14/11	11/10/11	628,141	628,000
	0.45%	10/18/11	11/18/11	936,164	936,000
	0.50%	10/13/11	11/14/11	34,476,095	34,467,000
	0.653%	8/24/11	11/29/11	3,493,367	3,489,000
	0.753%	8/24/11	2/17/12	3,475,008	3,470,000
	0.753%	8/24/11	2/24/12	4,709,788	4,703,000
	0.753%	8/26/11	2/24/12	4,875,823	4,869,000
	0.758%	8/24/11	2/14/12	3,018,415	3,014,000
	0.93%	8/30/11	3/1/12	9,533,491	9,518,000
	0.95%	10/19/11	4/20/12	1,507,517	1,507,000
	1.053%	8/24/11	2/24/12	14,645,499	14,616,000
Credit Suisse First Boston	0.85%	8/24/11	11/23/11	11,084,028	11,066,000
Deutsche Bank	0.255%	10/13/11	11/14/11	30,512,025	30,508,000
	0.55%	8/24/11	11/10/11	3,542,731	3,539,000
	0.55%	8/24/11	11/18/11	13,651,376	13,637,000
	0.55%	8/24/11	11/23/11	6,950,319	6,943,000
	0.70%	8/24/11	11/23/11	4,979,672	4,973,000
	0.72%	9/26/11	12/27/11	6,762,866	6,758,000
Goldman Sachs	0.24%	10/13/11	11/14/11	58,058,353	58,051,000
	0.24%	10/20/11	11/21/11	12,012,961	12,012,000
Greenwich Capital Markets	0.38%	10/13/11	11/14/11	111,812,420	111,790,000
	0.60%	8/24/11	11/8/11	1,625,868	1,624,000
	0.60%	8/24/11	11/14/11	11,257,932	11,245,000
	0.60%	8/24/11	11/18/11	9,767,219	9,756,000
JPMorgan Chase	0.78%	8/24/11	2/24/12	10,034,980	10,020,000
Morgan Stanley	0.215%	9/6/11	2/6/12	3,171,062	3,170,000
Royal Bank of Canada	0.675%	8/30/11	12/2/11	1,046,234	1,045,000
	0.775%	8/30/11	12/2/11	6,243,456	6,235,000

					$401,558,000

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended October 31, 2011 was $431,322,407 at a weighted average interest rate of 0.37%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral) for open reverse repurchase agreements at October 31, 2011 was $431,163,051.

At October 31, 2011, the Fund held $371,000 in principal value of Corporate Notes and $640,000 in cash as collateral for reverse repurchase agreements. Cash collateral held may be invested in accordance with the Fund’s investment strategy. Securities held as collateral will not be pledged and are not reflected in the Fund’s Schedule of Investments.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilites for level 2 and level 3, in accordance with the Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of Government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps — OTC interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. Centrally cleared swaps are valued at the price determined by the relevant exchange. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of senior loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at October 31, 2011 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/11
Investments in Securities—Assets
U.S. Government Agency Securities	—	$663,968,608	$3,080,659	$667,049,267
Corporate Bonds & Notes:
Airlines	—	—	8,495,552	8,495,552
Financial Services	—	89,018,585	972,000	89,990,585
All Other	—	115,294,188	—	115,294,188
Mortgage-Backed Securities	—	167,288,278	—	167,288,278
Senior Loans	—	20,093,491	—	20,093,491
Asset-Backed Securities	—	13,157,389	—	13,157,389
Convertible Preferred Stock	$1,546,320	—	—	1,546,320
Municipal Bonds	—	1,364,947	—	1,364,947
Common Stock	108,598	—	—	108,598
Warrants	—	30,437	—	30,437
Short-Term Investments	—	37,557,462	—	37,557,462
Options Purchased:
Interest Rate Contracts	—	111	—	111

Total Investments in Securities—Assets	$1,654,918	$1,107,773,496	$12,548,211	$1,121,976,625

Other Financial Instruments*—Assets
Credit Contracts	—	$3,092,642	—	$3,092,642
Interest Rate Contracts	—	3,057,853	—	3,057,853
Foreign Exchange Contracts	—	377,463	—	377,463

Total Other Financial Instruments*—Assets	—	$6,527,958	—	$6,527,958

Other Financial Instruments*—Liabilities
Credit Contracts	—	$(403,834)	—	$(403,834)
Interest Rate Contracts	—	(1,494,945)	—	(1,494,945)
Foreign Exchange Contracts	—	(650,374)	—	(650,374)

Total Other Financial Instruments*—Liabilities	—	$(2,549,153)	—	$(2,549,153)

Total Investments	$1,654,918	$1,111,752,301	$12,548,211	$1,125,955,430

*	Other financial instruments not reflected in the Schedule of Investments, such as swap agreements and forward foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers between Levels 1 and 2 during the nine months ended October 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2011, was as follows:

	Beginning Balance 1/31/11	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3***	Ending Balance 10/31/11
Investments in Securities—Assets
U.S. Government Agency Securities	$3,323,718	—	$(234,573)	$1,336	$3,948	$(13,770)	—	—	$3,080,659
Corporate Bonds & Notes:
Airlines	9,471,650	—	(506,375)	15,642	19,324	(504,689)	—	—	8,495,552
Financial Services	—	—	—	—	—	—	$972,000	—	972,000
Mortgage-Backed Securities	2,851,092	—	—	26,623	—	(172,879)	—	$(2,704,836)	—

Total Investments	$15,646,460	—	$(740,948)	$43,601	$23,272	$(691,338)	$972,000	$(2,704,836)	$12,548,211

**	Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.

***	Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at October 31, 2011 was $(813,582).

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Strategic Global Government Fund, Inc.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 22, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 22, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 22, 2011